FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	$ 291,452
Transfers into Level 3		1,400
Transfers out of Level 3		(3,400)
Balance at the end of period	[1]	325,069		$ 291,452
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	12,759
Balance at the end of period	[1]	15,212		12,759
Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		2,000	[2]	2,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[3]	1,300		100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	1,200		100
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	1,200		200
Settlements	[2]	(900)		(400)
Transfers into Level 3	[2]	400		200
Transfers out of Level 3	[2]	(600)		(300)
Foreign currency translation	[2]	100		0
Balance at the end of period	[2]	3,500		2,000
Level 3 | Derivative financial liabilities | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		100	[2]	200
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[3]	300		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	300		0
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	300		0
Settlements	[2]	(200)		0
Transfers into Level 3	[2]	200		0
Transfers out of Level 3	[2]	(200)		(100)
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	500		100
Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		1,300	[2]	1,400
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[3]	1,000		300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	800		200
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	800		0
Settlements	[2]	(600)		(300)
Transfers into Level 3	[2]	100		100
Transfers out of Level 3	[2]	(200)		(200)
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	2,300		1,300
Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		500	[2]	500
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[3]	0		(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	0		(100)
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	100		200
Settlements	[2]	(100)		0
Transfers into Level 3	[2]	100		0
Transfers out of Level 3	[2]	(200)		(100)
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	500		500
Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		100	[2]	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[3]	0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	0		0
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	0		0
Settlements	[2]	0		0
Transfers into Level 3	[2]	0		0
Transfers out of Level 3	[2]	0		0
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	100		100
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		9,900	[2]	11,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[3]	200		800
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	0		700
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	7,600		5,800
Settlements	[2]	(5,700)		(5,400)
Transfers into Level 3	[2]	500		700
Transfers out of Level 3	[2]	(1,700)		(3,100)
Foreign currency translation	[2]	200		0
Balance at the end of period	[2]	11,000		9,900
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period		800	[2]	1,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[3]	100		200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	100		100
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	300		300
Settlements	[2]	(500)		(700)
Transfers into Level 3	[2]	0		0
Transfers out of Level 3	[2]	0		0
Foreign currency translation	[2]	0		0
Balance at the end of period	[2]	700		800
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	291,452
Transfers into Level 3		1,400
Transfers out of Level 3		(3,400)
Balance at the end of period	[1]	325,080		291,452
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	12,759
Balance at the end of period	[1]	15,212		12,759
UBS AG | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	2,000	[4]	2,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	1,300		100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	1,200		100
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	1,200		200
Settlements	[2]	(900)		(400)
Transfers into Level 3	[2]	400		200
Transfers out of Level 3	[2]	(600)		(300)
Foreign currency translation	[2]	100		0
Balance at the end of period	[2],[4]	3,500		2,000
UBS AG | Level 3 | Derivative financial liabilities | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	100	[4]	200
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	300		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	300		0
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	300		0
Settlements	[2]	(200)		0
Transfers into Level 3	[2]	200		0
Transfers out of Level 3	[2]	(200)		(100)
Foreign currency translation	[2]	0		0
Balance at the end of period	[2],[4]	500		100
UBS AG | Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	1,300	[4]	1,400
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	1,000		300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	800		200
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	800		0
Settlements	[2]	(600)		(300)
Transfers into Level 3	[2]	100		100
Transfers out of Level 3	[2]	(200)		(200)
Foreign currency translation	[2]	0		0
Balance at the end of period	[2],[4]	2,300		1,300
UBS AG | Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	500	[4]	500
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	0		(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	0		(100)
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	100		200
Settlements	[2]	(100)		0
Transfers into Level 3	[2]	100		0
Transfers out of Level 3	[2]	(200)		(100)
Foreign currency translation	[2]	0		0
Balance at the end of period	[2],[4]	500		500
UBS AG | Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	100	[4]	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	[2],[4]	0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[2]	0		0
Purchases	[2]	0		0
Sales	[2]	0		0
Issuances	[2]	0		0
Settlements	[2]	0		0
Transfers into Level 3	[2]	0		0
Transfers out of Level 3	[2]	0		0
Foreign currency translation	[2]	0		0
Balance at the end of period	[2],[4]	100		100
UBS AG | Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	9,600	[4]	11,000
Issuances		6,600
Balance at the end of period	[2],[4]	9,600		9,600
UBS AG | Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[2]	1,000	[4]	1,000
Issuances		1,400
Balance at the end of period	[2],[4]	$ 2,100		$ 1,000

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
Effective 1 January 2020, UBS has enhanced its disclosure of Level 3 movements by excluding from the table the impacts of instruments purchased during the period and sold prior to the end of the period. Prior-period comparatives have been restated accordingly

[3]	Net gains / losses included in comprehensive income are composed of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income.
[4]
Total Level 3 assets as of 31 December 2020 were USD 8.3 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 31 December 2020 were USD 15.2 billion (31 December 2019: USD 12.8 billion).